SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 67,177	¥ 67,500
Accumulated amortization	(29,758)	(27,743)
Finite-Lived Intangible Assets, Net	9,271	11,609
Accumulated impairment loss	(28,148)	(28,148)
Software Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	16,848	16,816
Accumulated amortization	(13,494)	(12,687)
Finite-Lived Intangible Assets, Net	¥ 3,354	¥ 4,129
Weighted average amortization period	7 years	7 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 2,527	¥ 2,882
Accumulated amortization	(2,487)	(2,839)
Finite-Lived Intangible Assets, Net	¥ 40	¥ 43
Weighted average amortization period	4 years	4 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 14,865	¥ 14,865
Accumulated amortization	(3,866)	(3,447)
Finite-Lived Intangible Assets, Net	¥ 525	¥ 944
Weighted average amortization period	7 years	7 years
Accumulated impairment loss	¥ (10,474)	¥ (10,474)
Non Compete Arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	805	805
Accumulated amortization	(260)	(260)
Finite-Lived Intangible Assets, Net
Weighted average amortization period	4 years	4 years
Accumulated impairment loss	¥ (545)	¥ (545)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	15,000	15,000
Accumulated amortization	(5,094)	(4,271)
Finite-Lived Intangible Assets, Net	¥ 4,320	¥ 5,143
Weighted average amortization period	10 years	10 years
Accumulated impairment loss	¥ (5,586)	¥ (5,586)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	8,472	8,472
Accumulated amortization	(2,334)	(2,016)
Finite-Lived Intangible Assets, Net	¥ 1,032	¥ 1,350
Weighted average amortization period	9 years	9 years
Accumulated impairment loss	¥ (5,106)	¥ (5,106)
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	8,660	8,660
Accumulated amortization	(2,223)	(2,223)
Finite-Lived Intangible Assets, Net
Weighted average amortization period	4 years	4 years
Accumulated impairment loss	¥ (6,437)	¥ (6,437)